Note 12 - Leases - Components of Operating Lease Expense (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Lease liability cost		$ 1,749	$ 1,151	$ 5,945
Short-term lease expenses (1)	[1]	248	814	1,760
Variable lease cost not included in the lease liability (2)	[2]	110	32	261
Total lease cost		$ 2,107	$ 1,997	$ 7,966

[1]	Short-term lease expenses include rent expenses from leases of 12 months or less on the transition date or lease commencement.
[2]	Variable lease cost includes common area maintenance, property taxes, and fluctuations in rent due to a change in an index or rate.